Annual Total Returns - Franklin LifeSmart™ 2020 Retirement Target Fund [BarChart] - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2020 Retirement Target Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2014	4.83%
Annual Return 2015	(2.18%)
Annual Return 2016	3.04%
Annual Return 2017	11.53%
Annual Return 2018	(3.78%)
Annual Return 2019	13.43%
Annual Return 2020	9.06%